Other Charges (Recoveries) - Restructuring (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Analysis of income and expense [abstract]
Cash charges	$ 28.1	$ 35.2	$ 25.1
Non-cash charges	9.8	0.2	3.8
Expense of restructuring activities	$ 37.9	$ 35.4	$ 28.9